Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes Payable.
Schedule of Notes Payable and Accrued Interest

	June 30,	December 31,
	2021	2020
	(Unaudited)
Note Payable — Related Party	$154,190	$154,190
Relief Therapeutics Loan	500,000	500,000
Paycheck Protection Program Loan	—	119,842
Carrying value of notes payable	654,190	774,032
Accrued interest	31,976	22,656
Note payable	686,166	796,688
Notes payable and accrued interest, current	$173,694	$248,861
Notes payable and accrued interest, non-current	$512,472	$547,827

Schedule of convertible notes payable and accrued interest

	December 31,
	2020	2019
Convertible Notes:
2017 convertible notes payable due November 2021	$—	$2,500,000
2018 convertible note payable due January 2022	—	100,000
2018 convertible notes payable due April 2022	—	200,000
Fair value of embedded put	—	738,602
Debt discount	—	(296,437)
Carrying value of convertible notes	$—	$3,242,165
Accrued interest	—	349,891
Total convertible notes payable and accrued interest	$—	$3,592,056

	December 31,
	2020	2019
Convertible Notes:
Convertible notes payable and accrued interest, current	$—	$130,251
Convertible notes payable and accrued interest, non-current	—	3,461,805
Total convertible notes payable and accrued interest	$—	$3,592,056

Notes payable and accrued interest

	December 31,
	2020	2019
Note Payable — Related Party	$154,190	$154,190
Relief Therapeutics Loan	500,000	—
Paycheck Protection Program Loan	119,842	—
Carrying value of notes payable	774,032	154,190
Accrued interest	22,656	—
Total notes payable and accrued interest	$796,688	$154,190

	December 31,
	2020	2019
Notes payable:
Notes payable and accrued interest, current	$248,861	$154,190
Notes payable and accrued interest, non-current	547,827	—
Total notes payable and accrued interest	$796,688	$154,190